Offsets	May 19, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-38373
Initial Filing Date	May 19, 2026
Fee Offset Claimed	$ 1,042,963.85
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Transocean Ltd.
Form or Filing Type	SC 14A
File Number	001-38373
Filing Date	May 19, 2026
Fee Paid with Fee Offset Source	$ 1,042,963.85